INCOME TAXES (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense:
Local			$ 2,164
Foreign	2,232	1,013	9,273
Deferred tax expense (benefit):
Local	8,481	7,098	9,316
Foreign	(5,314)	(5,163)	(14,815)
Income tax expense	$ 5,399	$ 2,948	$ 5,938